GECAS Transaction - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			2 Months Ended	12 Months Ended
	Nov. 01, 2021	Oct. 29, 2021	Dec. 31, 2021	Dec. 31, 2021
Ordinary share capital
Business Acquisition [Line Items]
GECAS Transaction, stock issued during period (in shares)				111,500,000
GE Capital Aviation Services
Business Acquisition [Line Items]
Percentage of voting interests acquired	100.00%
Cash consideration	$ 22,583,992
Consideration transferred in GE Capital Aviation Services acquisition	1,000,000
Consideration transferred in GE Capital Aviation Services acquisition	30,166,952	$ 30,200,000
Business acquisition, share price (in USD per share)		$ 59.04
Revenue of acquiree since acquisition date			$ 400,000
Net income of acquiree since acquisition date			$ 49,000
GE Capital Aviation Services | GECAS acquisition senior notes | Unsecured
Business Acquisition [Line Items]
Aggregate principal amount		$ 21,000,000
GE Capital Aviation Services | GECAS acquisition, additional senior notes | Unsecured
Business Acquisition [Line Items]
Aggregate principal amount	$ 1,000,000
Debt instrument, interest rate (in percentage)	1.90%
GE Capital Aviation Services | Ordinary share capital
Business Acquisition [Line Items]
GECAS Transaction, stock issued during period (in shares)	111,500,000